UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--87.3%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	9,120,000		9,119,088
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/15/13	1,155,000		1,165,106
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		4,719,165
Camden,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/15/12	4,385,000	a	4,372,941
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,616,266
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,031,360
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,702,125
Delaware River Port Authority,
Revenue	5.00	1/1/35	3,500,000		3,687,110
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	a	445,853
East Orange Board of Education,

COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	a	343,445
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	a	942,995
Essex County,
GO (General Improvement)	5.00	8/1/23	15,200,000		17,561,624
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	5,000,000		6,321,550
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	7,000,000		7,465,430
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,075,000		2,365,002
Higher Education Student
Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.13	6/1/17	280,000		280,764
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	a	757,860
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,417,027
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000		4,707,760
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,315,787

New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000		2,299,793
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	2,000,000		1,980,100
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,240,000		1,254,471
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	1,540,000		1,559,296
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,365,000		1,426,739
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corporation
Project)	5.25	11/1/33	2,780,000		2,767,268
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	a	2,280,948
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	a	1,683,009
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	a	990,970
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)

(Insured; AMBAC)	0.00	1/1/13	1,000,000	a	950,130
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	a	2,827,727
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	a	3,870,400
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	a	1,821,550
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	a	4,125,550
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	a	3,317,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 5.00		9/1/18	2,265,000		2,588,374
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 5.75		9/1/23	3,765,000		4,397,520
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	10,000,000		11,572,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,466,300
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,286,770

New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000	7,032,168
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000	5,267,950
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,788,280
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000	1,017,170
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	514,825
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,856,538
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	760,522
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000	1,676,175
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000	2,121,620
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	12,165,000	12,889,061
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000	2,099,600
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000	5,712,850

New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000	b	139,928
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,562,715
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,712,750
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000		5,085,850
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000		7,608,075
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000	b	2,836,075
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	7,910,000		8,266,345
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/38	3,745,000		3,951,986
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	5.00	7/1/27	5,400,000		5,560,110
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	1,670,000		1,718,764
New Jersey Health Care Facilities

Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000		2,805,839
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue) (Prerefunded)	6.25	7/1/12	2,270,000	b	2,372,967
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000		4,258,417
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)
(Prerefunded)	5.75	7/1/13	3,000,000	b	3,251,580
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/19	550,000		697,884
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000		2,795,651
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/36	2,900,000		3,011,592
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/15	3,410,000		3,652,076
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty

Municipal Corp.)	5.00	7/1/38	4,965,000		5,086,047
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000		5,137,704
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	a	1,608,608
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	3,220,000	a	1,580,086
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	655,000		667,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/38	5,000,000		5,298,650
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000		13,910,540
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	1,000,000		1,041,090
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,500,000		1,557,465
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	9,775,000		10,699,715
New Jersey Highway Authority,

Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000		8,345,655
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000		4,481,030
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
Assured Guaranty Municipal
Corp.)	5.70	5/1/20	2,180,000		2,183,270
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	4.95	5/1/41	7,000,000		7,092,820
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	6,355,000		6,560,012
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	5,635,000		6,061,513
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	1,365,000		1,415,014
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000		4,299,560
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000		8,197,490
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.00	12/15/38	6,565,000		7,386,282
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	a	515,370
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000		10,369,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	2,255,000		2,363,556
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National

Public Finance Guarantee Corp.)	7.00	6/15/12	3,745,000		3,910,454
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	3,435,000	b	4,523,002
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000		71,398
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000		178,301
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,770,566
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/16	835,000		930,507
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/16	165,000		198,521
New Jersey Turnpike Authority,
Turnpike Revenue,
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/27	3,000,000		3,497,970
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	3,520,000		4,188,694
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	1,690,000		2,028,321
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000		3,583,950
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	11,235,000		12,233,679
Port Authority of New York and New

Jersey (Consolidated Bonds,
167th Series)	5.00	9/15/24	3,675,000		4,050,218
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000		8,602,212
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000		5,323,050
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	5.00	12/1/20	2,500,000		2,533,800
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	a	2,608,525
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,707,577
Salem County Pollution Control
Financing Authority, PCR
(Public Service Electric and
Gas Company Project) (Insured;
National Public Finance
Guarantee Corp.)	5.45	2/1/32	1,590,000		1,590,318
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,638,480
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/34	2,900,000		3,177,385
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	1/1/39	6,000,000		6,608,520
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/23	2,525,000		2,263,158
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000		2,357,520
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	3,950,000		2,883,382
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	2,800,000		1,830,976
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.38	6/1/12	1,000,000	b	1,034,220
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	6/1/12	4,020,000	b	4,167,655
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	1,790,000	b	1,979,633
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,630,000	b	11,798,343
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000		1,829,680
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000		4,995,190
University of Medicine and

Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000		15,589,585
U.S. Related--10.8%
Government of Guam,
GO	6.75	11/15/29	2,000,000		2,097,780
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000		2,223,877
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,007,890
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	5,000,000		5,409,450
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000		10,737,251
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000		5,166,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	4,715,000		4,914,539
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,277,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.75	8/1/37	2,990,000		3,182,526
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,230,000		2,434,134
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000		9,746,640
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	21,100,000	a	1,681,670
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	a	2,729,880
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	2,000,000		2,003,960
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000		5,118,300
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	2,000,000		2,042,980
Total Long-Term Municipal Investments
(cost $540,282,059)					572,146,880
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.0%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey;
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)
(cost $5,800,000)	0.11	10/1/11	5,800,000	[c]	5,800,000
Total Investments (cost $546,082,059)			99.1%		577,946,880
Cash and Receivables (Net)			.9%		5,536,821
Net Assets			100.0%		583,483,701

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $546,082,059. Net unrealized appreciation on investments was $31,864,821 of which $33,033,249 related to appreciated investment securities and $1,168,428 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	577,946,880	-	577,946,880

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

By: /s/ Bradley J. Skapyak
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)